--------------------------------------------------------------------------------

                             [LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 January 1, 1998

Dear Shareholder:

    Last year was a very good one for your Sound Shore Fund. The Fund's total return of 36.4 % exceeded the 24.3% gain for the average Morningstar domestic equity fund* as well as the 33.3% advance for the S&P 500. The Fund's 5-year and 10-year average annual total returns are 21.5% and 18.9% respectively. The Sound Shore Fund's performance and lower risk profile has maintained its overall 5-star Morningstar rating, which continues to place the Fund in the top 10% of the Morningstar domestic equity fund universe.

    Our investment style is described as being from the value school, meaning we are very sensitive to how a security is priced before we begin our research to ascertain if the valuation is a true reflection of the company's fundamentals. We begin with a universe of the largest companies listed on the US exchanges - 1,250 companies with market capitalization above $1 billion. From this start, we rank each company into deciles based on its estimated P/E (on the next four quarter earnings) versus other stocks and versus the company's own 15 year "normal" P/E. Those in the two top deciles become the focus of our ultimate scrutiny.

    While we are pleased with the long-term results from our application of this strategy, we are seldom accorded time for celebration, as we are continually provided with a new set of macro-economic uncertainties. During our past twenty years these have ranged from inflationary concerns (commodity shortages, oil wars, and lax monetary policies) to deflationary problems (market crashes, real estate debacles, and country collapses). The current Asian contagion has affected Wall Street more than Main Street but the ramifications to our "Goldilocks" economy are still unfolding.

    We treat seriously the economic background music that can be deafening at times. However, rather than attempting to be seers we have found our efforts best rewarded by investing in companies that, relative to the market and their own history, are inexpensive on a P/E basis taking into account the then current economic backdrop. Our scars attest to our

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
imperfection in this perpetual battle for "investment survival." The securities we own for you reflect the opportunistic style we embrace. Their average P/E on 1998 consensus earnings is 75% of the S&P 500 P/E averages, with what we believe are better than market characteristics.

    The employees of Sound Shore Management continue to be substantial investors in the Sound Shore Fund and we thank you for your investment. We continue to strive to earn your confidence.

Sincerely,

             [SIG]

T. GIBBS KANE, JR.

PRESIDENT

    *MORNINGSTAR DOMESTIC EQUITY FUNDS AVERAGE ANNUAL TOTAL RETURN PERFORMANCE FOR 1 YEAR: 24.3%, 5 YEARS: 16.7%, AND 10 YEARS: 15.8%. FUNDS INCLUDED IN EACH TIME PERIOD: 2507, 949 AND 499 RESPECTIVELY. THE MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE. THESE RATINGS ARE SUBJECT TO CHANGE MONTHLY AND ARE CALCULATED FROM THE FUND'S 3-, 5-, AND 10-YEAR AVERAGE ANNUAL TOTAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS. 10% OF THE FUNDS IN AN INVESTMENT CATEGORY RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, 35% RECEIVE 3 STARS, 22.5% RECEIVE 2 STARS, AND 10% RECEIVE ONE STAR. THE NUMBERS OF DOMESTIC EQUITY FUNDS INCLUDED IN THE 3-, 5- AND 10-YEAR RATING PERIODS AS OF 12/31/97 WERE 2332, 1292, AND 676, RESPECTIVELY.

    THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE INDEX.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FORUM FINANCIAL SERVICES, INC. IS THE FUND'S DISTRIBUTOR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following chart reflects a comparison in the change in value of a $10,000 investment in Sound Shore Fund, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The Index excludes the effect of any expenses, which have been deducted from the Fund's return. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                       SOUND SHORE FUND VS. S&P 500 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SOUND SHORE FUND     S&P 500 INDEX
12/31/87                                    $10,000           $10,000
01/31/88                                    $10,130           $10,420
02/29/88                                    $10,743           $10,904
3/31/88                                     $10,656           $10,567
04/30/88                                    $10,855           $10,684
05/31/88                                    $10,933           $10,775
6/30/88                                     $11,278           $11,270
07/31/88                                    $11,460           $11,227
08/31/88                                    $11,382           $10,846
9/30/88                                     $11,851           $11,308
10/31/88                                    $11,981           $11,622
11/30/88                                    $11,712           $11,456
12/31/88                                    $12,113           $11,656
01/31/89                                    $13,060           $12,507
02/28/89                                    $12,974           $12,196
3/31/89                                     $13,366           $12,480
04/30/89                                    $13,959           $13,128
05/31/89                                    $14,351           $13,595
6/30/89                                     $14,417           $13,580
07/31/89                                    $14,986           $14,805
08/31/89                                    $15,352           $15,094
9/30/89                                     $15,294           $15,032
10/31/89                                    $14,735           $14,684
11/30/89                                    $14,755           $14,982
12/31/89                                    $14,829           $15,341
01/31/90                                    $14,073           $14,322
02/28/90                                    $14,494           $14,498
3/31/90                                     $14,602           $14,882
04/30/90                                    $14,105           $14,511
05/31/90                                    $15,228           $15,923
6/30/90                                     $15,228           $15,815
07/31/90                                    $15,206           $15,765
08/31/90                                    $13,896           $14,342
9/30/90                                     $12,912           $13,645
10/31/90                                    $12,388           $13,587
11/30/90                                    $12,814           $14,463
12/31/90                                    $13,251           $14,866
01/31/91                                    $14,062           $15,512
02/28/91                                    $15,109           $16,620
3/31/91                                     $15,446           $17,022
04/30/91                                    $15,491           $17,062
05/31/91                                    $16,707           $17,796
6/30/91                                     $15,818           $16,981
07/31/91                                    $16,580           $17,772
08/31/91                                    $16,921           $18,192
9/30/91                                     $16,773           $17,887
10/31/91                                    $16,750           $18,127
11/30/91                                    $16,034           $17,399
12/31/91                                    $17,524           $19,385
01/31/92                                    $17,870           $19,024
02/29/92                                    $18,367           $19,271
3/31/92                                     $18,263           $18,896
04/30/92                                    $18,274           $19,450
5/31/92                                     $18,367           $19,545
06/30/92                                    $18,274           $19,255
07/31/92                                    $19,332           $20,041
8/31/92                                     $18,786           $19,631
09/30/92                                    $19,158           $19,862
10/31/92                                    $19,832           $19,970
11/30/92                                    $20,995           $20,607
12/31/92                                    $21,233           $20,860
01/31/93                                    $21,521           $21,034
2/28/93                                     $21,508           $21,331
03/31/93                                    $22,501           $21,771
04/30/93                                    $21,978           $21,244
5/31/93                                     $22,410           $21,811
06/30/93                                    $22,305           $21,875
07/31/93                                    $22,122           $21,787
8/31/93                                     $22,620           $22,612
09/30/93                                    $22,462           $22,433
10/31/93                                    $23,039           $22,897
11/30/93                                    $22,987           $22,680
12/31/93                                    $23,772           $22,954
01/31/94                                    $24,622           $23,734
2/28/94                                     $24,291           $23,090
03/31/94                                    $23,643           $22,085
04/30/94                                    $23,715           $22,368
5/31/94                                     $23,758           $22,734
06/30/94                                    $23,398           $22,177
07/31/94                                    $23,760           $22,905
8/31/94                                     $24,702           $23,843
09/30/94                                    $24,209           $23,261
10/31/94                                    $24,267           $23,781
11/30/94                                    $23,630           $22,916
12/31/94                                    $23,843           $23,256
01/31/95                                    $24,274           $23,858
2/28/95                                     $25,200           $24,797
03/31/95                                    $25,724           $25,517
04/30/95                                    $25,924           $26,268
5/31/95                                     $27,235           $27,316
06/30/95                                    $27,991           $27,950
07/31/95                                    $28,550           $28,877
8/31/95                                     $28,891           $28,949
09/30/95                                    $29,450           $30,170
10/31/95                                    $29,000           $30,062
11/30/95                                    $30,366           $31,381
12/31/95                                    $30,965           $31,985
01/31/96                                    $31,443           $33,072
2/29/96                                     $32,056           $33,380
03/31/96                                    $32,875           $33,701
04/30/96                                    $34,171           $34,198
5/31/96                                     $35,774           $35,078
06/30/96                                    $35,279           $35,212
07/31/96                                    $33,911           $33,657
8/31/96                                     $35,159           $34,368
09/30/96                                    $36,955           $36,300
10/31/96                                    $37,930           $37,301
11/30/96                                    $41,110           $40,118
12/31/96                                    $41,267           $39,324
01/31/97                                    $43,301           $41,779
2/28/97                                     $43,757           $42,107
03/31/97                                    $42,142           $40,380
04/30/97                                    $43,871           $42,789
5/31/97                                     $46,761           $45,392
06/30/97                                    $48,966           $47,425
07/31/97                                    $53,386           $51,197
8/31/97                                     $53,176           $48,331
09/30/97                                    $56,873           $50,976
10/31/97                                    $54,472           $49,376
11/30/97                                    $54,948           $49,835
12/31/97                                    $56,289           $51,266
Value on 12/31/97
Sound Shore Fund                                              $56,289
S&P 500 Index                                                 $51,266
Average Annual Total Return                  1 Year            5 Year    10 Year
Sound Shore Fund                             36.40%            21.52%     18.85%
S&P 500 Index                                33.34%            20.23%     18.00%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR        MARKET
                                                              FACE AMOUNT        VALUE
                                                              ------------   -------------
COMMON STOCK (91.6%)
------------------------------------------------------------------------------------------

AUTOMOTIVE (6.8%)
Borg-Warner Automotive, Inc.                                      584,300    $  30,383,600
Ford Motor Co.                                                    684,000       33,302,255
Magna International, Inc.                                         415,800       26,117,439
                                                                             -------------
                                                                                89,803,294
                                                                             -------------

BANKS (5.6%)
Banc One Corp.                                                    823,500       44,726,346
First Union Corp.                                                 386,000       19,782,500
Mellon Bank Corp.                                                 154,100        9,342,314
                                                                             -------------
                                                                                73,851,160
                                                                             -------------

BASIC MATERIALS (1.7%)
Ispat International NV*                                         1,027,000       22,208,877
                                                                             -------------

BUILDING & BUILDING MATERIALS (2.7%)
American Standard Cos., Inc.*                                     473,700       18,148,633
Kaufman & Broad Home Corp.                                        747,800       16,778,767
                                                                             -------------
                                                                                34,927,400
                                                                             -------------

CAPITAL GOODS (0.7%)
Albany International Corp.                                        429,800        9,885,400
                                                                             -------------

COMMUNICATIONS (2.9%)
Century Telephone Enterprises, Inc.                               761,000       37,907,319
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR        MARKET
                                                              FACE AMOUNT        VALUE
                                                              ------------   -------------
CONSUMER PRODUCTS (15.4%)
American Greetings Corp.                                        1,021,000    $  39,946,630
Department 56, Inc.*                                              598,000       17,192,500
Hasbro, Inc.                                                    1,383,100       43,567,650
Philip Morris Cos., Inc.                                          843,000       38,198,440
Polaris Industries, Inc.                                          261,900        8,004,321
Polaroid Corp.                                                    244,000       11,879,750
UST, Inc.                                                       1,172,500       43,309,221
                                                                             -------------
                                                                               202,098,512
                                                                             -------------

ENERGY (7.5%)
Enron Corp.                                                       457,700       19,023,159
Occidental Petroleum Corp.                                      1,058,000       31,012,626
Sun Co., Inc.                                                     311,300       13,094,056
Tidewater, Inc.                                                   639,500       35,252,346
                                                                             -------------
                                                                                98,382,187
                                                                             -------------

FINANCIAL (5.3%)
Fannie Mae                                                        856,000       48,845,505
Morgan Stanley, Dean Witter, Discover and Co.                     342,500       20,250,313
                                                                             -------------
                                                                                69,095,818
                                                                             -------------

HEALTHCARE (2.6%)
Beverly Enterprises, Inc.*                                      1,353,000       17,589,000
John Alden Financial Corp.                                        407,000        9,768,000
PharMerica, Inc.*                                                 611,204        6,341,190
                                                                             -------------
                                                                                33,698,190
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR        MARKET
                                                              FACE AMOUNT        VALUE
                                                              ------------   -------------
INSURANCE (12.0%)
Allstate Corp.                                                    229,400    $  20,846,726
Ambac Financial Group, Inc.                                       275,200       12,659,200
Loews Corp.                                                       478,500       50,780,814
MBIA, Inc.                                                        315,600       21,086,028
PartnerRe Ltd.                                                    706,600       32,768,579
The PMI Group, Inc.                                               276,700       20,008,872
                                                                             -------------
                                                                               158,150,219
                                                                             -------------

PROFESSIONAL SERVICES (4.3%)
GTECH Holdings Corp.*                                             781,200       24,949,577
IKON Office Solutions, Inc.                                       323,000        9,084,375
Valassis Communications, Inc.*                                    623,500       23,069,500
                                                                             -------------
                                                                                57,103,452
                                                                             -------------

RESTAURANTS & LODGING (4.4%)
Brinker International, Inc.*                                      994,900       15,918,400
La Quinta Inns, Inc.                                            1,573,600       30,390,156
Lone Star Steakhouse & Saloon, Inc.*                              642,900       11,250,750
                                                                             -------------
                                                                                57,559,306
                                                                             -------------

RETAIL (6.9%)
Nine West Group, Inc.*                                            707,500       18,350,784
Toys "R" Us, Inc.*                                              1,499,100       47,127,959
Wal-Mart Stores, Inc.                                             652,500       25,732,971
                                                                             -------------
                                                                                91,211,714
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR        MARKET
                                                              FACE AMOUNT        VALUE
                                                              ------------   -------------
TECHNOLOGY (8.9%)
IBM Corp.                                                         323,500    $  33,825,975
Quantum Corp.*                                                  1,207,000       24,215,439
Sterling Software, Inc.*                                          384,600       15,768,600
Texas Instruments, Inc.                                           283,000       12,735,000
Varian Associates, Inc.                                           594,500       30,059,410
                                                                             -------------
                                                                               116,604,424
                                                                             -------------

TRANSPORTATION (2.0%)
Southwest Airlines Co.                                          1,065,300       26,233,015
                                                                             -------------

UTILITIES (1.9%)
CalEnergy Co., Inc.*                                              652,200       18,750,750
SCANA Corp.                                                        64,500        1,930,969
TECO Energy, Inc.                                                 145,000        4,078,127
                                                                             -------------
                                                                                24,759,846
                                                                             -------------
TOTAL COMMON STOCK (COST $1,050,550,003)                                     $1,203,480,133
                                                                             -------------

SHORT-TERM HOLDINGS (8.0%)
------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS (5.3%)
------------------------------------------------------------------------------------------

U.S. TREASURY BILLS
4.94% yield, 1/8/98                                            30,000,000    $  29,971,709
4.84% yield, 1/15/98                                           40,000,000       39,926,111
                                                                             -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $69,897,820)                         $  69,897,820
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR        MARKET
                                                              FACE AMOUNT        VALUE
                                                              ------------   -------------
MONEY MARKET HOLDINGS (2.7%)
------------------------------------------------------------------------------------------
Boston 1784 Institutional U.S. Treasury Money Market Fund      31,012,254    $  31,012,254
Federated Treasury Obligation Fund                              2,729,444        2,729,444
Forum Daily Assets Treasury Fund                                1,364,250        1,364,250
                                                                             -------------
TOTAL MONEY MARKET HOLDINGS (COST $35,105,948)                               $  35,105,948
                                                                             -------------
TOTAL SHORT-TERM HOLDINGS (COST $105,003,768)                                $ 105,003,768
                                                                             -------------
TOTAL INVESTMENTS (99.6%) (COST $1,155,553,771)                              $1,308,483,901
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                     5,202,067
                                                                             -------------
NET ASSETS (100.0%) (45,979,785 SHARES OUTSTANDING)                          $1,313,685,968
                                                                             -------------
                                                                             -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                    $       28.57
                                                                             -------------
                                                                             -------------

AT DECEMBER 31, 1997, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------
Par Value                                                                    $      45,980
Paid in Capital                                                              1,163,237,757
Accumulated Distributions in Excess of Net Investment Income                        (1,487)
Unrealized Appreciation on Investments                                         152,930,130
Accumulated Distributions in Excess of Net Realized Gain on
 Investments                                                                    (2,526,412)
                                                                             -------------
NET ASSETS                                                                   $1,313,685,968
                                                                             -------------
                                                                             -------------

* Non-income producing security.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
    Dividends.....................................  $ 7,706,106
    Interest......................................    3,624,078
                                                    -----------
        Total Income..............................   11,330,184
                                                    -----------
Expenses:
    Investment adviser fee (Note 3)...............    5,000,341
    Administration fee (Note 3)...................      666,712
    Transfer agent fee (Note 3)...................      512,034
    Custodian fee.................................       93,037
    Accounting fee (Note 3).......................      500,034
    Legal fee.....................................        9,550
    Auditing fee..................................       26,245
    Director's fees and expenses (Note 3).........       33,757
    Registration fees.............................      390,902
    Miscellaneous.................................       76,007
                                                    -----------
        Total Expenses............................    7,308,619
                                                    -----------
    Fees waived (Note 3)..........................     (114,906)
                                                    -----------
    Net Expenses..................................    7,193,713
                                                    -----------
Net Investment Income.............................    4,136,471
                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments sold.............   37,617,224
Net change in unrealized appreciation of
 investments......................................  128,043,327
                                                    -----------
Net realized and unrealized gain on investments...  165,660,551
                                                    -----------
Net increase in net assets resulting from
 operations.......................................  $169,797,022
                                                    -----------
                                                    -----------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                1997          1996
                                                             -------------  -----------
Operations:
    Net investment income..................................  $   4,136,471  $   576,552
    Net realized gain on investments sold..................     37,617,224   12,422,759
    Net change in unrealized appreciation of investments...    128,043,327   11,319,079
                                                             -------------  -----------
    Increase in net assets resulting from operations.......    169,797,022   24,318,390

Dividends to shareholders from net investment income.......     (4,140,113)    (574,084)

Distributions to shareholders in excess of net investment
 income....................................................        (19,001)          --

Distributions to shareholders from net realized gain.......    (37,617,224) (12,433,396)

Distributions to shareholders in excess of net realized
 gain......................................................       (986,085)          --

Capital share transactions (Note 5)........................  1,053,789,481   53,949,300
                                                             -------------  -----------
    Total increase.........................................  1,180,824,080   65,260,210

Net assets:
    Beginning of the year..................................    132,861,888   67,601,678
                                                             -------------  -----------
    End of year (Including line (A)).......................  $1,313,685,968 $132,861,888
                                                             -------------  -----------
                                                             -------------  -----------
    (A) Accumulated undistributed (distribution in excess
        of) net investment income..........................  $      (1,487) $     3,642
                                                             -------------  -----------
                                                             -------------  -----------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

Sound Shore Fund, Inc. (the "Fund") was incorporated on February 19, 1985, as a no-load, diversified, open-end management investment company under the Investment Company Act of 1940.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

  A) SECURITY VALUATION

  Securities traded on a national securities exchange are valued at the last reported sales price. Common stocks which are not so traded, or for which no sale was reported, and over-the-counter securities are valued at the mean between the closing bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at the mean between the last reported bid and asked price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

  B) INVESTMENT INCOME

  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

  C) DISTRIBUTIONS TO SHAREHOLDERS

  Dividends from net investment income, if any, are declared and paid semi-annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  D) FEDERAL TAXES

  The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

  E) REALIZED GAIN AND LOSS

  Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The investment adviser is Sound Shore Management, Inc. ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

OTHER SERVICES

Under an Administration Agreement, the Fund paid an administration fee to Forum Administrative Services, LLC ("FAS") equal to 0.10% of the Fund's average daily net assets. A previous administration agreement in effect with Forum Financial Services, Inc. ("FFSI") during the period was identical in all material terms including fees.

Under a Fund Accounting Agreement, Forum Accounting Services, LLC, an affiliate of FAS and FFSI, provided portfolio accounting services to the Fund for a total fee of 0.075% of the Fund's average daily net assets. Under the Transfer Agency Agreement, Forum Financial Corp. provided transfer agency services to the Fund for a total fee of 0.075% plus certain other fees and expenses.

Pursuant to a separate Distribution Services Agreement, FFSI acted as distributor of the Fund's shares and was not paid any fee for its distribution services.

The Fund pays Directors who are unaffiliated with the Adviser or FAS $3,000 per year plus $1,000 per meeting attended.

Fees for investment advisory services in the amount of $792,172 are payable at December 31, 1997. The amount of $9,283 is receivable from FAS at December 31, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Adviser and FAS have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Fund so that total expenses of the Fund would not exceed a certain limitation. For the year ended December 31, 1997, FAS waived fees of $114,906.

4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the year ended December 31, 1997, aggregated $1,237,754,117 and $319,682,954 respectively.

For federal income tax purposes, the tax basis of investment securities owned as of December 31, 1997 was $1,158,089,219 and the net unrealized appreciation of investment securities was $150,394,682. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $186,891,331 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $36,496,649.

5.  CAPITAL STOCK

As of December 31, 1997, 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $1,161,771,594. Transactions in capital stock were as follows:

                                                                                FOR THE YEAR ENDED
                                                            ----------------------------------------------------------
                                                                  DECEMBER 31, 1997             DECEMBER 31, 1996
                                                            ------------------------------  --------------------------
                                                               SHARES          AMOUNT         SHARES        AMOUNT
                                                            ------------  ----------------  ----------  --------------
Sale of shares............................................    44,779,211  $  1,186,548,003   2,754,183  $   61,386,956
Reinvestment of distributions.............................     1,423,166        39,625,513     548,843      11,889,059
Redemption of shares......................................    (6,343,176)     (172,384,035)   (904,527)    (19,326,715)
                                                            ------------  ----------------  ----------  --------------
Net increase from capital transactions....................    39,859,201  $  1,053,789,481   2,398,499  $   53,949,300
                                                            ------------  ----------------  ----------  --------------
                                                            ------------  ----------------  ----------  --------------

6.  FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of qualifying dividends eligible for the corporate dividends received deduction is 24.73%.

In December 1997, the Fund declared $13,416,519 in long-term capital gains, and $4,752,743 in mid-term capital gains.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                                 1997            1996             1995           1994          1993
                                            --------------  ---------------  --------------  ------------  ------------
Net Asset Value, Beginning of Period......   $       21.71   $      18.16     $     15.46     $   16.50     $   16.24
Investment Operations
  Net Investment Income (Loss)............            0.12           0.13            0.25          0.22          0.14
  Net Realized and Unrealized Gain (Loss)
    on Investments........................            7.75           5.90            4.33         (0.17)         1.80
                                            --------------  ---------------  --------------      ------        ------
Total from Investment Operations..........            7.87           6.03            4.58          0.05          1.94
                                            --------------  ---------------  --------------      ------        ------
Distributions
    Net Investment Income.................           (0.12)         (0.13)          (0.21)        (0.22)        (0.14)
    In Excess of Net Investment Income....              --(a)            --            --            --            --
    Net Realized Gain.....................           (0.87)         (2.35)          (1.67)        (0.87)        (1.54)
    In Excess of Net Realized Gain........           (0.02)            --              --            --            --
                                            --------------  ---------------  --------------      ------        ------
Total Distributions.......................           (1.01)         (2.48)          (1.88)        (1.09)        (1.68)
                                            --------------  ---------------  --------------      ------        ------
Net Asset Value, End of Period............   $       28.57   $      21.71     $     18.16     $   15.46     $   16.50
                                            --------------  ---------------  --------------      ------        ------
                                            --------------  ---------------  --------------      ------        ------
Total return..............................           36.40%         33.27%          29.87%         0.30%        11.96%
Ratio/Supplementary Data
Net Assets at End of Period (in
 thousands)...............................      $1,313,686        $132,862         $67,602       $59,993       $58,179
Ratios to Average Net Assets:
    Expenses..............................            1.08%           1.15 %          1.15 %        1.22 %        1.27 %
    Net investment income.................            0.62%           0.70 %          1.41 %        1.32 %        0.88 %
Portfolio turnover rate...................           53.39%          69.31 %         53.01 %       75.52 %       90.99 %
Average commission rate (b)...............         $0.0568         $0.0563             N/A           N/A           N/A

(a) Per share data is less than $0.01.

(b) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
INDEPENDENT AUDITOR'S REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SOUND SHORE FUND, INC.

We have audited the accompanying statement of net assets of Sound Shore Fund, Inc. as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Sound Shore Fund, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
February 6, 1998

--------------------------------------------------------------------------------

----------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
----------------------------------------------

SOUND SHORE FUND, INC.
       Two Portland Square
       Portland, Maine 04101
       http://www.soundshorefund.com

INVESTMENT ADVISER
       Sound Shore Management, Inc.
       P.O. Box 1810
       8 Sound Shore Drive
       Greenwich, Connecticut 06836

ADMINISTRATOR
       Forum Financial Services, LLC
       Two Portland Square
       Portland, Maine 04101

CUSTODIAN
       BankBoston, N.A.
       P.O. Box 1959
       Boston, Massachusetts 02105

TRANSFER AGENT & DIVIDEND
   DISBURSING AGENT
       Forum Financial Corp.
       Two Portland Square
       Portland, Maine 04101

                                     [LOGO]

                                 ANNUAL REPORT
                               DECEMBER 31, 1997